Transactions with Related Parties - Management Fees (Tables) (Details) (Management Agreement with Tsakos Energy Management Limited, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Management Agreement with Tsakos Energy Management Limited
Related Party Transaction [Line Items]
2014	$ 16,971
2015	16,971
2016	16,973
2017	17,251
2018	17,272
2019 to 2023	77,724
Total	$ 163,162